Income taxes - Tax losses expiration (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Unrecognized deferred tax asset	$ 100,317,091	$ 67,048,378	$ 36,147,891
Non-capital losses carried forward
Income taxes
Unrecognized deferred tax asset	94,739,882	64,266,641	35,477,657
Non-capital losses carried forward | 2036
Income taxes
Unrecognized deferred tax asset	1,368,251
Non-capital losses carried forward | 2037
Income taxes
Unrecognized deferred tax asset	5,394,542
Non-capital losses carried forward | 2038
Income taxes
Unrecognized deferred tax asset	636,497
Non-capital losses carried forward | 2039
Income taxes
Unrecognized deferred tax asset	9,573,962
Non-capital losses carried forward | 2040
Income taxes
Unrecognized deferred tax asset	15,090,248
Non-capital losses carried forward | 2041
Income taxes
Unrecognized deferred tax asset	29,075,660
Non-capital losses carried forward | 2042
Income taxes
Unrecognized deferred tax asset	33,600,722
Scientific Research & Experimental Development
Income taxes
Unrecognized deferred tax asset	$ 5,080,385	$ 2,037,231	$ 541,015